Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 44.4%
2,046	iShares 20+ Year Treasury Bond ETF	$ 317,764	2.1
9,622	iShares Core S&P 500 ETF	2,847,246	18.4
2,430	iShares Russell Mid-Cap Growth ETF	348,268	2.3
2,827	Vanguard Global ex-U.S. Real Estate ETF	153,054	1.0
2,170	Vanguard Real Estate ETF	189,506	1.2
8,098	Vanguard Russell 1000 Growth ETF	1,396,581	9.0
15,244	Vanguard Value ETF	1,608,242	10.4

	Total Exchange-Traded Funds
	(Cost $6,858,407)	6,860,661	44.4

MUTUAL FUNDS: 55.6%
	Affiliated Investment Companies: 51.1%
44,133	Voya Intermediate Bond Fund - Class P3	470,900	3.0
22,617	Voya Large Cap Growth Fund - Class P3	1,050,994	6.8
89,970	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,079,640	7.0
205,567	Voya Multi-Manager International Equity Fund - Class P3	2,244,790	14.6
147,383	Voya Multi-Manager International Factors Fund - Class P3	1,310,232	8.6
39,606	Voya Multi-Manager Mid Cap Value Fund - Class P3	344,572	2.2
34,364	Voya Small Company Fund - Class P3	458,078	3.0
15,071	Voya Strategic Income Opportunities Fund - Class P3	155,679	1.0
66,087	Voya U.S. High Dividend Low Volatility Fund - Class P3	763,968	4.9
		7,878,853	51.1

	Unaffiliated Investment Companies: 4.5%
21,425	TIAA-CREF S&P 500 Index Fund - Class I	695,232	4.5

	Total Mutual Funds
	(Cost $8,923,761)	8,574,085	55.6

	Total Investments in Securities (Cost $15,782,168)	$ 15,434,746	100.0
	Assets in Excess of Other Liabilities	5,224	0.0
	Net Assets	$ 15,439,970	100.0

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 6,860,661	$ –	$ –	$ 6,860,661
Mutual Funds	8,574,085	–	–	8,574,085
Total Investments, at fair value	$ 15,434,746	$ –	$ –	$ 15,434,746

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund Class P3	$316,839	$633,847	$(486,315)	$6,529	$470,900	$19,893	$21,742	$389
Voya Large Cap Growth Fund Class P3	697,447	1,816,748	(1,392,743)	(70,458)	1,050,994	7,921	114,893	46,973
Voya Large Cap Value Fund Class P3	-	169,734	(169,734)	-	-	2,454	(1,022)	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	731,259	712,527	(356,334)	(7,812)	1,079,640	17,994	20,069	5,555
Voya Multi-Manager International Equity Fund Class P3	1,505,181	1,165,106	(440,812)	15,315	2,244,790	43,992	(38,930)	-
Voya Multi-Manager International Factors Fund Class P3	884,149	707,107	(256,946)	(24,078)	1,310,232	40,972	(30,775)	-
Voya Multi-Manager Mid Cap Value Fund Class P3	232,154	203,482	(49,015)	(42,049)	344,572	3,854	7,895	28,304
Voya Small Company Fund Class P3	309,967	884,745	(722,130)	(14,504)	458,078	543	11,121	-
Voya Strategic Income Opportunities Fund - Class P3	-	363,686	(208,298)	291	155,679	5,535	2,071	-
Voya Strategic Income Opportunities Fund - Class R6	210,263	54,978	(264,231)	(1,010)	-	3,074	16	-
Voya U.S. High Dividend Low Volatility Fund Class P3	596,349	1,542,967	(1,298,816)	(76,532)	763,968	18,341	67,634	10,994
	$5,483,608	$8,254,927	$(5,645,374)	$(214,308)	$7,878,853	$164,572	$174,714	$92,215

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $15,945,868.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 135,176
Gross Unrealized Depreciation	(646,298)
Net Unrealized Depreciation	$ (511,122)